OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Other liabilities

	December 31,
	2025	2024
		(As Restated)

Liabilities for shares to be issued	$—	$1,224,970
Other	—	457
Total other liabilities	$—	$1,225,427

Schedule of remaining obligations through the issuance of ordinary shares

Description	Issue Date	Shares Issued	Fair Value

IP-related obligation - related party	February 2025	15,798	$275,000
Employee and consultant obligations	May 2025	3,060	297,909
CEO IPO bonus - related party	July 2025	10,088	504,400
Marketing services obligation	October 2025	5,200	211,106
Totals		34,146	$1,288,415